Preferred and Common Stock (Details) $ / shares in Units, $ in Thousands				1 Months Ended	2 Months Ended	4 Months Ended		6 Months Ended	8 Months Ended	10 Months Ended
	Apr. 30, 2015 shares	Apr. 24, 2015 USD ($) shares	Mar. 02, 2015 shares	Jan. 31, 2015 USD ($) shares	Feb. 13, 2013 USD ($) shares	Apr. 30, 2015 USD ($) shares	Apr. 24, 2013 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Aug. 31, 2012 USD ($) shares	Oct. 31, 2012 USD ($) shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Oct. 29, 2010 shares
Preferred Stock
Preferred stock shares authorized								10,000,000			10,000,000
Preferred stock - par value | $ / shares								$ 0.0001			$ 0.0001
Preferred stock shares issued								4,378			4,540
Preferred stock shares outstanding								4,378			4,540
Common Stock
Common stock shares authorized								250,000,000			250,000,000
Common stock - par value | $ / shares								$ 0.0001			$ 0.0001
Series D Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued								475			1,200
Preferred stock shares outstanding								475			1,200	1,200
Redeemable Convertible Preferred Stock
Issuance of preferred shares					300		300		300	300
Fair value of preferred stock | $					$ 3,000		$ 3,000		$ 3,000	$ 3,000
Preferred stock - dividend rate percentage								6.00%
Shares redeemed				250		75		325
Amount paid upon redemption | $				$ 2,500		$ 750		$ 3,250
Shares converted	200		200					400
Puttable Common Stock
Common Stock
Shares converted	200,000		200,000					400,000
Redemption of puttable common stock		25,000						25,000
Amount paid upon redemption | $		$ 250						$ 250
Common Stock
Common Stock
Shares issued								64,800
Shares converted								400,000
Redemption of puttable common stock								25,000
Preferred Stock
Redeemable Convertible Preferred Stock
Shares converted								162
Series B Convertible Preferred Stock
Preferred Stock
Nominal value per share | $ / shares								$ 10
Convertion ratio								0.04
Preferred stock shares issued								378					540